Securities and other financial assets, net - Schedule of all securities and other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Amortized cost	$ (637,422)	$ (165,564)
At FVOCI recyclable to profit and loss	(194,491)	(232,504)
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	(5,313)	(4,949)	$ (6,492)
Total securities and other financial assets, net	(831,913)	(398,068)
Debt instruments at fair value through profit or loss (debentures )
Statement [Line Items]
Fair value with change in profit or loss	0	0
Principal
Statement [Line Items]
Amortized cost	(631,123)	(164,074)
At FVOCI recyclable to profit and loss	(193,488)	(231,348)
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	0	0
Total securities and other financial assets, net	(824,611)	(395,422)
Principal | Debt instruments at fair value through profit or loss (debentures )
Statement [Line Items]
Fair value with change in profit or loss	0	0
Interest receivable
Statement [Line Items]
Amortized cost	(8,089)	(1,985)
At FVOCI recyclable to profit and loss	(1,003)	(1,156)
At FVOCI non-recyclable to profit and loss	0	0
Total securities and other financial assets, net	(9,092)	(3,141)
Interest receivable | Debt instruments at fair value through profit or loss (debentures )
Statement [Line Items]
Fair value with change in profit or loss	0	0
Allowance
Statement [Line Items]
Amortized cost	(1,790)	(495)
At FVOCI recyclable to profit and loss	0	0
At FVOCI non-recyclable to profit and loss	0	0
Total securities and other financial assets, net	(1,790)	(495)
Allowance | Debt instruments at fair value through profit or loss (debentures )
Statement [Line Items]
Fair value with change in profit or loss	0	0
Allowance for losses
Statement [Line Items]
At FVOCI recyclable to profit and loss	$ (26)	$ (43)